Regulatory Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Summary Information Regarding Regulatory Capital	The following table provides additional detail on regulatory capital ratios:

(Dollars in millions)	Minimum Capital(1)	Well-Capitalized	December 31, 2023		December 31, 2022
			Ratio	Amount	Ratio	Amount
Truist Financial Corporation:
CET1	4.5%	NA	10.1%	$42,671	9.0%	$39,098
Tier 1 capital	6.0	6.0	11.6	49,341	10.5	45,768
Total capital	8.0	10.0	13.7	58,063	12.4	54,072
Leverage	4.0	NA	9.3	49,341	8.5	45,768
Supplementary leverage	3.0	NA	7.9	49,341	7.3	45,768
Truist Bank:
CET1	4.5	6.5	11.7	48,387	10.6	45,237
Tier 1 capital	6.0	8.0	11.7	48,387	10.6	45,237
Total capital	8.0	10.0	13.3	55,227	12.1	51,633
Leverage	4.0	5.0	9.2	48,387	8.5	45,237
Supplementary leverage	3.0	NA	7.9	48,387	7.3	45,237
(1)Truist is subject to an SCB requirement of 2.9% applicable to Truist as of December 31, 2023. Truist’s SCB requirement, received in the 2023 CCAR process, is effective from October 1, 2023 to September 30, 2024. Truist Bank is subject to a CCB requirement of 2.5%. The SCB and CCB are amounts above the minimum levels designed to ensure that banks remain well-capitalized, even in adverse economic scenarios.